Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001350487
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 23, 2024
Document Effective Date	dei_DocumentEffectiveDate	Feb. 23, 2024
Prospectus Date	rr_ProspectusDate	Nov. 01, 2023
WisdomTree Cybersecurity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WCBR
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The following information should be read in conjunction with the Prospectuses for each Fund.

Effective March 15, 2024 (the “Effective Date”), the principal investment strategies and principal risks of the WisdomTree Cybersecurity Fund and the WisdomTree Emerging Markets ex-China Fund (each, a “Fund” and together, the “Funds”) are hereby revised as described below as a result of the removal of the environmental, social, and governance (“ESG”) considerations from the methodologies of the WisdomTree Team8 Cybersecurity Index and the WisdomTree Emerging Markets ex-China Index, the performance (before fees and expenses) of which the WisdomTree Cybersecurity Fund and the WisdomTree Emerging Markets ex-China Fund, respectively, seeks to track.

Changes to each Fund’s Principal Investment Strategies to Reflect Change in Index Methodology

Accordingly, with respect to the WisdomTree Cybersecurity Fund, as of the Effective Date, the third paragraph under the heading “Principal Investment Strategies of the Fund” in the Fund’s Prospectuses is hereby deleted in its entirety.

With respect to the WisdomTree Emerging Markets ex-China Fund, as of the Effective Date, the fourth paragraph under the heading “Principal Investment Strategies of the Fund” in the Fund’s Prospectuses is hereby deleted in its entirety.

Changes to each Fund’s Principal Risks to Reflect Change in Index Methodology

Further, as of the Effective Date, each Fund’s description of its principal risks under the heading “Principal Risks of Investing in the Fund” in the Fund’s Summary Prospectus is hereby revised to delete the descriptions of “ESG Index Data Risk” and “ESG Investing Risk” in their entirety. In addition, the description of “ESG Index Data Risk” under the heading “Additional Principal Risk Information About the Funds” in the Funds’ Statutory Prospectus is hereby revised to delete references to both Funds.

Additional Changes to each Fund’s Investment Strategies to Reflect Change in Index Methodology

As of the Effective Date, the first and second paragraphs under the heading “Additional Information About the Funds’ Investment Strategies – Indices – WisdomTree Team8 Cybersecurity Index and WisdomTree Emerging Markets ex-China Index” in the Funds’ Statutory Prospectus is hereby deleted in its entirety.

The changes to the Index methodology do not affect either Fund’s investment objective or its Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree Emerging Markets ex-China Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	XC